Stockholders’ Equity (Details) - Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Nonvested Stock Options [Member]
Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units [Line Items]
Number, Nonvested at beginning balance		55
Weighted- Average Exercise Price, Nonvested at beginning balance		$ 3,840
Number, Granted		44,445
Weighted- Average Exercise Price, Granted		$ 5.01
Number, Vested		(44,500)
Weighted- Average Exercise Price, Vested		$ 9.75
Number, Forfeited
Weighted- Average Exercise Price, Forfeited
Number, Nonvested at ending balance
Weighted- Average Exercise Price, Nonvested at ending balance
Nonvested Stock Options [Member]
Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units [Line Items]
Number, Nonvested at beginning balance	4,000,000
Weighted- Average Exercise Price, Nonvested at beginning balance	$ 0.02
Number, Granted		13,320,000
Weighted- Average Exercise Price, Granted		$ 0.02
Number, Vested	(1,334,000)	(9,320,000)
Weighted- Average Exercise Price, Vested	$ 0.02	$ 0.02
Number, Forfeited
Weighted- Average Exercise Price, Forfeited
Number, Nonvested at ending balance	2,666,000	4,000,000
Weighted- Average Exercise Price, Nonvested at ending balance	$ 0.02	$ 0.02
Nonvested Warrants [Member]
Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units [Line Items]
Number, Nonvested at beginning balance		2,500
Weighted- Average Exercise Price, Nonvested at beginning balance		$ 300
Number, Granted	50,000	5,975,936
Weighted- Average Exercise Price, Granted	$ 5.23	$ 3.92
Number, Vested	(50,000)	(5,978,436)
Weighted- Average Exercise Price, Vested	$ 5.23	$ 4.04
Number, Forfeited
Weighted- Average Exercise Price, Forfeited
Number, Nonvested at ending balance
Weighted- Average Exercise Price, Nonvested at ending balance
Nonvested RSUs [Member]
Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units [Line Items]
Number, Nonvested at beginning balance		187
Weighted- Average Exercise Price, Nonvested at beginning balance		$ 185,621
Number, Granted
Weighted- Average Exercise Price, Granted
Number, Vested		(170)
Weighted- Average Exercise Price, Vested		$ 2,714.15
Number, Forfeited		35
Weighted- Average Exercise Price, Forfeited		$ 1,345.77
Number, Nonvested at ending balance
Weighted- Average Exercise Price, Nonvested at ending balance